January 30, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

ATTN:      Ms. Patsy Mengiste
           Document Control - EDGAR

RE:        AXP Equity Series, Inc.
              RiverSource Mid Cap Growth Fund
           Post-Effective Amendment No. 101
           File No. 2-13188/811-772

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above referenced fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 101 (Amendment). This Amendment was filed electronically on Jan. 26, 2006.

If you have any questions or concerns regarding this filing, please contact Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.





Sincerely,

/s/ Christopher O. Petersen
----------------------------
    Christopher O. Petersen
    Counsel
    Ameriprise Financial, Inc.